Shareholders' Equity (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 shares
Shareholders' Equity
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value (in dollar per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0	0
Ordinary shares, shares authorized	220,000,000	220,000,000	220,000,000
Ordinary shares, par value (in dollar per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, voting rights per share	one	one	one vote	one vote
Minimum ownership of ordinary shares by initial shareholders (as a percent)	20.00%	20.00%
Ordinary shares subject to redemption, shares issued	29,224,706	29,067,145	29,510,755
Ordinary shares subject to redemption, shares outstanding	29,224,706	29,067,145
Net tangible assets | $	$ 5,000,001	$ 5,000,001
Class A
Shareholders' Equity
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollar per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Total ordinary shares issued, including shares subject to redemption	31,000,000	31,000,000
Total ordinary shares outstanding, including shares subject to redemption	31,000,000	31,000,000
Ordinary shares, shares issued	1,775,294	1,932,855	1,489,245
Ordinary shares, shares outstanding	1,775,294	1,932,855	1,489,245
Ordinary shares subject to possible redemption	29,224,706	29,067,145	29,510,755
Class B
Shareholders' Equity
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in dollar per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ratio of conversion from Class B to Class A ordinary shares	1	1
Ordinary shares, shares issued	5,812,500	7,750,000	7,750,000
Ordinary shares, shares outstanding	5,812,500	7,750,000	7,750,000